CONTRACT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Contract Assets
SCHEDULE OF CONTRACT ASSETS

Contract assets, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Revenue recognized to date	9,117	10,272
Less: Progress billings to date	(3,431)	(5,601)

Contract assets	5,686	4,671